Parent Company Only Condensed Financial Information (Details) - Schedule of condensed balance sheets - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Prepaid expenses and other current assets	$ 1,514
Amount due from related parties	38,405	$ 41,646
Total current assets	39,919	41,646
Non-current assets
Investments in subsidiaries and Consolidated VIEs	(18,166)	(33,781)
Total non-current assets	(18,166)	(33,781)
Total assets	21,753	7,865
Current liabilities
Accrued expenses and other payables	14,658	14,733
Total current liabilities	14,658	14,733
Total liabilities	14,658	14,733
Shareholders’ (deficit) equity
Additional paid-in capital	310,267	262,271
Accumulated deficit	(305,073)	(271,040)
Statutory reserve	1,901	1,901
Total shareholders’ (deficit) equity	7,095	(6,868)
Total liabilities and shareholders’ equity	$ 21,753	$ 7,865